Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes
Note J: Income Taxes
Significant components of the income tax provision are as follows:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Current
Federal	$50,148	$54,931	$38,898
State and foreign	2,728	2,172	1,519

	52,876	57,103	40,417
Deferred
Federal	13,408	(2,811)	(3,516)
State and foreign	268	(56)	(61)

	13,676	(2,867)	(3,577)

	$66,552	$54,236	$36,840

A reconciliation of income taxes calculated at the statutory rate and the provision for income taxes attributable to continuing operations is as follows:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Income taxes at the federal statutory rate	$66,049	$53,035	$36,859
Non-deductible expense related to incentive stock options	—	1	112
State income tax, net of federal benefit	2,728	2,172	1,519
Change in valuation allowance	1,425	1,273	157
Federal tax credits	(167)	(134)	(181)
Foreign tax credit	(4,356)	(2,849)	(1,228)
Other	873	738	(398)

Total provision	$66,552	$54,236	$36,840

Effective Tax Rate	35.3%	35.8%	35.0%

The decrease in the fiscal 2011 effective tax rate is due primarily to an increase in foreign tax credits, partly offset by a valuation allowance established on our foreign net operating losses during the start-up phase of operations in Canada. If we are able to generate taxable income in Canada in future years, this valuation allowance may then be reversed and the related deferred tax assets realized. Taking into account all the above factors and our expectations, we estimate our effective tax rate in the year ending September 30, 2012 will be approximately 35.2%.
Significant components of our deferred tax assets and liabilities as of September 30 are as follows (in thousands):

	September 30,
	2011	2010
	(In thousands)
Deferred tax assets:
Book over tax depreciation	$1,001	$3,894
Tax over book inventory	3,457	9,836
Accrued liabilities	12,220	11,041
Pawn service charges receivable	3,775	3,552
Stock compensation	—	2,838
Net operating loss carry-forward on foreign operations	1,425	1,273

Total deferred tax assets	21,878	32,434

Deferred tax liabilities:
Tax over book amortization	6,605	5,122
Foreign income and dividends	2,932	2,163
Stock compensation	194
Prepaid expenses	928	608

Total deferred tax liabilities	10,659	7,893

Net deferred tax asset	11,219	24,541
Valuation allowance	(1,425)	(1,273)

Net deferred tax asset	$9,794	$23,268

Substantially all of our operating income was generated from U.S. operations during 2010 and 2011, and we have elected to have our Mexican operations treated as a foreign branch of a U.S. subsidiary for U.S. income tax purposes. At September 30, 2011 and 2010, we provided deferred income taxes on all undistributed earnings from Albemarle & Bond, and received dividends of approximately $3.2 million and $2.3 million. At September 30, 2011 and 2010, we provided deferred income taxes on all undistributed earnings from Cash Converters, and received dividends of approximately $4.1 million and $1.5 million. Any taxes paid to foreign governments on these earnings may be used in whole or in part as credits against the U.S. tax on any dividends distributed from such earnings.
Under FASB ASC 740-10-25 (“Accounting for Uncertainty in Income Taxes”), a tax position must be more-likely-than-not to be sustained upon examination, based on the technical merits of the position to be recognized in the financial statements.
In making the determination of sustainability, we must presume the appropriate taxing authority with full knowledge of all relevant information will examine tax positions. FASB ASC 740-10-25 also prescribes how the benefit should be measured, including the consideration of any penalties and interest. It requires that the standard be applied to the balances of tax assets and liabilities as of the beginning of the period of adoption and that a corresponding adjustment be made to the opening balance of equity. As a result of the adoption of FASB ASC 740-10-25, we recognized a $106,000 liability, including $8,600 of penalties and interest, for unrecognized state income tax benefits net of federal taxes, and recorded this as a cumulative adjustment to our beginning retained earnings at October 1, 2007. We recorded an additional $380,000 uncertain tax position in fiscal 2008, and reversed it in fiscal 2009 due to a change in accounting method for tax purposes.
We recognize interest and penalties related to unrecognized tax benefits as federal income tax expense on our statement of operations.
Below is a reconciliation of the beginning and ending unrecognized tax benefits for the periods since adoption of FASB ASC 740-10-25 (in thousands):

Unrecognized tax benefits at September 30, 2008	$486
Reduction based on prior year tax positions	(380)
Additions based on current year tax positions	—
Reductions based on settlements with taxing authorities	—
Reductions due to lapse in statute of limitations	—

Unrecognized tax benefits at September 30, 2009	106
Reduction based on prior year tax positions	—
Additions based on current year tax positions	—
Reductions based on settlements with taxing authorities	—
Reductions due to lapse in statute of limitations	(55)

Unrecognized tax benefits at September 30, 2010	51
Reduction based on prior year tax positions	—
Additions based on current year tax positions	—
Reductions based on settlements with taxing authorities	—
Reductions due to lapse in statute of limitations	(51)

Unrecognized tax benefits at September 30, 2011	$—

We are subject to U.S., Mexican, and Canadian income taxes as well as to income taxes levied by various state and local jurisdictions. With few exceptions, we are no longer subject to examinations by tax authorities for years before the tax year ended September 30, 2007.